SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	June 30,	December 31,
	2012	2011

Finished goods	$67,498	$94,331
Raw materials	29,294	3,274
Total	$96,792	$97,605

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2011	2010

Finished goods	$94,331	$-
Raw materials	3,274	-
Total	$97,605	$-

Property, Plant and Equipment [Table Text Block]	Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5
Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5